Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2013	$40,412
2014	31,252
2015	24,827
2016	20,474
2017	14,694
Thereafter	32,267

Total	$163,926